Defined Benefit Plan - Summary of Expected Foreign Plan Benefit Payments (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Retirement Benefits [Abstract]
2017	$ 809
2018	1,323
2019	740
2020	662
2021	538
Thereafter	3,905
Total	$ 7,977